Jacob Internet Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Auto Dealers & Gasoline Stations - 3.6%
Autohome, Inc. - ADR	22,300	$613,473
TrueCar, Inc. (a)	323,000	1,375,980
		1,989,453

Business Services - 13.1%
Coinbase Global, Inc. - Class A (a)	5,000	1,481,000
comScore, Inc. (a)	83,750	680,050
OptimizeRx Corp. (a)	497,875	2,713,419
Phreesia, Inc. (a)	61,000	1,282,830
Zhihu, Inc. - ADR (a)	284,000	1,019,560
		7,176,859

Calculating and Accounting Machines (No Electronic Computers) - 3.5%
Cantaloupe, Inc. (a)	210,200	1,908,616

Communications Equipment - 7.2%
Powerfleet, Inc. (a)	559,918	3,941,823

Computer Communications Equipment - 0.3%
Lantronix, Inc. (a)	53,600	160,800

Computer Peripheral Equipment - 2.4%
Identiv, Inc. (a)	326,726	1,300,369

Computer Processing & Data Preparation - 8.4%
Doximity, Inc. - Class A (a)	53,900	2,856,700
HUYA, Inc. - ADR	160,800	517,776
Nextdoor Holdings, Inc. (a)	506,100	1,229,823
		4,604,299

Computer Programming Services - 1.5%
Twilio, Inc. - Class A (a)	8,000	836,320

Computer Programming, Data Processing, Etc. - 16.7%
Braze, Inc. - Class A (a)	57,850	2,297,802
Cloudflare, Inc. - Class A (a)	24,000	2,395,920
Confluent, Inc. - Class A (a)	57,500	1,773,300
MongoDB, Inc. (a)	8,477	2,733,748
		9,200,770

Finance Services - 9.1%
Block, Inc. (a)	34,600	3,063,830
SoFi Technologies, Inc. (a)	116,800	1,916,688
		4,980,518

Miscellaneous Amusement & Recreation - 12.0%
DraftKings, Inc. - Class A (a)	71,200	3,107,880
Flutter Entertainment PLC (a)	2,800	773,696
Inspired Entertainment, Inc. (a)	280,043	2,694,014
		6,575,590

Patent Owners & Lessors - 2.1%
Immersion Corp.	127,111	1,136,372

Personal Services - 2.2%
WM Technology, Inc. (a)	1,006,662	1,197,928

Real Estate - 13.4%
Porch Group, Inc. (a)	1,029,900	3,769,434
Zillow Group, Inc. - Class C (a)	42,475	3,598,057
		7,367,491

Semiconductors & Related Devices - 2.7%
Atomera, Inc. (a)(b)	167,100	1,032,678
Impinj, Inc. (a)	2,250	432,472
		1,465,150

State Commercial Banks - 1.6%
BM Technologies, Inc. (a)(b)	189,240	903,621
TOTAL COMMON STOCKS (Cost $39,475,471)		54,745,979

MONEY MARKET FUNDS - 0.5%	Shares
First American Government Obligations Fund - Class X, 4.56% (c)	288,695	288,695
TOTAL MONEY MARKET FUNDS (Cost $288,695)		288,695

COLLATERAL FOR SECURITIES ON LOAN – 3.5%	Shares
First American Government Obligations Fund - Class X, 4.56% (c)(d)	1,921,782	1,921,782
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Cost $1,921,782)		1,921,782

TOTAL INVESTMENTS - 103.8% (Cost $41,685,948)		56,956,456
Liabilities in Excess of Other Assets - (3.8)%		(2,079,514)
TOTAL NET ASSETS - 100.0%		$54,876,942
two		–%
Percentages are stated as a percent of net assets.		–%

Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $1,909,546 which represented 3.5% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(d)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $1,921,782 which represented 3.5% of net assets.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Jacob Internet Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$54,745,979	$–	$–	$54,745,979
Money Market Funds	288,695	–	–	288,695
Collateral for Securities on Loan	1,921,782	–	–	1,921,782
Total Investments	$56,956,456	$–	$–	$56,956,456

Refer to the Schedule of Investments for further disaggregation of investment categories.